Financial Instruments - Interest Rate Swaps (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Interest rate swap | Cash Flow Hedging | Designated as hedging instrument
Derivative [Line Items]
Notional value	$ 550,000
Interest rate swap | Cash Flow Hedging | Designated as hedging instrument | Minimum | LIBOR
Derivative [Line Items]
Fixed interest rates	1.69%
Interest rate swap | Cash Flow Hedging | Designated as hedging instrument | Maximum | LIBOR
Derivative [Line Items]
Fixed interest rates	2.37%
Commodity contract
Derivative [Line Items]
Asset derivatives, Gross amounts presented in consolidated balance sheet	$ 28,504	$ 1,753
Asset derivatives, Gross amounts not offset in consolidated balance sheet subject to netting agreements	(5,423)	(88)
Net amount	23,081	1,665
Liability derivatives, Gross amounts presented in consolidated balance sheet	(10,428)	(88)
Liability derivatives, Gross amounts not offset in consolidated balance sheet subject to netting agreements	5,423	88
Liability derivatives, Net amount	$ (5,005)	$ 0